Segmental information - additional information - Consolidated sales revenue by product (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 30,925	$ 26,906
Other revenue	103	(33)
Consolidated sales revenue	31,028	26,873
Iron ore
Disclosure of products and services [line items]
Revenue from contracts with customers	13,900	13,408
Other revenue	(96)	(224)
Consolidated sales revenue	13,804	13,184
Aluminium, alumina and bauxite
Disclosure of products and services [line items]
Revenue from contracts with customers	8,799	7,365
Other revenue	113	46
Consolidated sales revenue	8,912	7,411
Copper
Disclosure of products and services [line items]
Revenue from contracts with customers	3,950	2,952
Other revenue	102	139
Consolidated sales revenue	4,052	3,091
Industrial minerals (comprising titanium dioxide slag, zircon, borates and salt)
Disclosure of products and services [line items]
Revenue from contracts with customers	1,066	1,204
Other revenue	5	(4)
Consolidated sales revenue	1,071	1,200
Gold
Disclosure of products and services [line items]
Revenue from contracts with customers	1,561	681
Other revenue	(15)	12
Consolidated sales revenue	1,546	693
Lithium
Disclosure of products and services [line items]
Revenue from contracts with customers	568	308
Other revenue	0	0
Consolidated sales revenue	568	308
Other products and freight services
Disclosure of products and services [line items]
Revenue from contracts with customers	1,081	988
Other revenue	(6)	(2)
Consolidated sales revenue	$ 1,075	$ 986